Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 123,147	$ 247,790	$ 187,485	$ 296,724
Receivables, net of allowance	220,458	236,347
Deferred income taxes	76,315	44,475
Prepaid expenses and other current assets	35,945	33,224
Total current assets	455,865	561,836
Satellites and other property and equipment, net	5,880,264	5,805,540
Goodwill	6,780,827	6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100
Amortizable intangible assets, net	500,545	568,775
Other assets	393,754	414,592
Total assets	16,469,355	16,589,670
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	205,582	182,939
Accrued interest payable	161,495	186,492
Current portion of long-term debt	49,000	24,418
Deferred satellite performance incentives	20,957	22,703
Other current liabilities	190,030	157,025
Total current liabilities	627,064	573,577
Long-term debt, net of current portion	14,762,142	15,262,996
Deferred satellite performance incentives, net of current portion	163,360	153,904
Deferred revenue, net of current portion	967,318	888,239
Deferred income taxes	211,680	202,638
Accrued retirement benefits	262,906	196,856
Other long-term liabilities	217,452	246,127
Shareholders' equity (deficit):
Common shares	1,067	1,060
Preferred shares	35	35
Other shareholders' equity (deficit)	(743,669)	(935,762)
Total liabilities and shareholders' deficit	16,469,355	16,589,670
Intelsat S.A. and Other Parent Guarantors [Member]
ASSETS
Cash and cash equivalents	6,229	3,792	81	2,535
Receivables, net of allowance	12
Prepaid expenses and other current assets	940	1,272
Total current assets	7,181	5,064
Investment in affiliates	(270,172)	(428,647)
Other assets	88	88
Total assets	(262,903)	(423,495)
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	28,818	28,795
Intercompany payables	450,846	441,907
Total current liabilities	479,664	470,702
Shareholders' equity (deficit):
Common shares	1,067	1,060
Preferred shares	35	35
Other shareholders' equity (deficit)	(743,669)	(895,292)
Total liabilities and shareholders' deficit	(262,903)	(423,495)
Intelsat Luxembourg [Member]
ASSETS
Cash and cash equivalents	1,068	139	91	908
Intercompany receivables	134,093
Total current assets	135,161	139
Investment in affiliates	3,084,655	3,053,901
Other assets	37,245	41,497
Total assets	3,257,061	3,095,537
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities		32
Accrued interest payable	22,500	22,500
Intercompany payables		206
Total current liabilities	22,500	22,738
Long-term debt, net of current portion	3,500,000	3,500,000
Shareholders' equity (deficit):
Common shares	7,202	7,202
Other shareholders' equity (deficit)	(272,641)	(434,403)
Total liabilities and shareholders' deficit	3,257,061	3,095,537
Intelsat Jackson [Member]
ASSETS
Cash and cash equivalents	63,633	193,090	133,379	240,175
Receivables, net of allowance	167,621	160,023
Deferred income taxes	74,466	46,228
Prepaid expenses and other current assets	27,938	25,846
Intercompany receivables	356,680	421,504
Total current assets	690,338	846,691
Satellites and other property and equipment, net	5,761,839	5,698,952
Goodwill	6,780,827	6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100
Amortizable intangible assets, net	500,545	568,775
Investment in affiliates	141,594	227,320
Other assets	346,521	362,636
Total assets	16,679,764	16,943,301
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	154,445	132,454
Accrued interest payable	138,971	163,820
Current portion of long-term debt	49,000
Deferred satellite performance incentives	19,793	21,089
Other current liabilities	183,677	154,014
Total current liabilities	545,886	471,377
Long-term debt, net of current portion	11,262,142	11,762,996
Deferred satellite performance incentives, net of current portion	163,360	153,023
Deferred revenue, net of current portion	966,832	887,446
Deferred income taxes	201,212	191,298
Accrued retirement benefits	262,536	196,657
Other long-term liabilities	193,141	226,603
Shareholders' equity (deficit):
Common shares	3,466,429	3,466,429
Other shareholders' equity (deficit)	(381,774)	(412,528)
Total liabilities and shareholders' deficit	16,679,764	16,943,301
Intelsat Jackson Subsidiaries Guarantors [Member]
ASSETS
Cash and cash equivalents	63,144	167,800	131,107	237,906
Receivables, net of allowance	167,569	159,656
Deferred income taxes	74,466	46,228
Prepaid expenses and other current assets	27,880	25,794
Intercompany receivables	285,453	386,820
Total current assets	618,512	786,298
Satellites and other property and equipment, net	5,761,839	5,698,952
Goodwill	6,780,827	6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100
Amortizable intangible assets, net	500,545	568,775
Investment in affiliates	141,594	227,320
Other assets	240,844	222,679
Total assets	16,502,261	16,742,951
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	154,124	130,178
Accrued interest payable	1,803	2,458
Deferred satellite performance incentives	19,793	21,089
Other current liabilities	182,356	152,772
Total current liabilities	358,076	306,497
Deferred satellite performance incentives, net of current portion	163,360	153,023
Deferred revenue, net of current portion	966,832	887,446
Deferred income taxes	201,212	191,298
Accrued retirement benefits	262,536	196,657
Other long-term liabilities	168,353	179,025
Shareholders' equity (deficit):
Common shares	7,535,655	9,023,860
Other shareholders' equity (deficit)	6,846,237	5,805,145
Total liabilities and shareholders' deficit	16,502,261	16,742,951
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	52,217	50,769	53,934	53,106
Receivables, net of allowance	52,825	76,324
Deferred income taxes	1,849	(1,753)
Prepaid expenses and other current assets	9,334	6,738
Intercompany receivables		20,609
Total current assets	116,225	152,687
Satellites and other property and equipment, net	118,425	147,106
Other assets	9,900	10,371
Total assets	244,550	310,164
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	24,585	22,290
Accrued interest payable	24	172
Current portion of long-term debt		24,418
Deferred satellite performance incentives	1,164	1,614
Other current liabilities	6,353	3,011
Intercompany payables	39,928
Total current liabilities	72,055	51,505
Deferred satellite performance incentives, net of current portion		881
Deferred revenue, net of current portion	486	793
Deferred income taxes	10,468	11,388
Accrued retirement benefits	370	199
Other long-term liabilities	24,311	19,524
Shareholders' equity (deficit):
Common shares	24	24
Other shareholders' equity (deficit)	136,837	225,850
Total liabilities and shareholders' deficit	244,550	310,164
Consolidation and Eliminations [Member]
ASSETS
Cash and cash equivalents	(63,144)	(167,800)	(131,107)	(237,906)
Receivables, net of allowance	(167,569)	(159,656)
Deferred income taxes	(74,466)	(46,228)
Prepaid expenses and other current assets	(30,147)	(26,426)
Intercompany receivables	(776,226)	(828,933)
Total current assets	(1,111,552)	(1,229,043)
Satellites and other property and equipment, net	(5,761,839)	(5,739,470)
Goodwill	(6,780,827)	(6,780,827)
Non-amortizable intangible assets	(2,458,100)	(2,458,100)
Amortizable intangible assets, net	(500,545)	(568,775)
Investment in affiliates	(3,097,671)	(3,079,894)
Other assets	(240,844)	(222,679)
Total assets	(19,951,378)	(20,078,788)
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	(156,390)	(130,810)
Accrued interest payable	(1,803)	(2,458)
Deferred satellite performance incentives	(19,793)	(21,089)
Other current liabilities	(182,356)	(152,772)
Intercompany payables	(490,774)	(442,113)
Total current liabilities	(851,116)	(749,242)
Deferred satellite performance incentives, net of current portion	(163,360)	(153,023)
Deferred revenue, net of current portion	(966,832)	(887,446)
Deferred income taxes	(201,212)	(191,346)
Accrued retirement benefits	(262,536)	(196,657)
Other long-term liabilities	(168,353)	(179,025)
Shareholders' equity (deficit):
Common shares	(11,009,310)	(12,497,515)
Other shareholders' equity (deficit)	(6,328,659)	(5,224,534)
Total liabilities and shareholders' deficit	$ (19,951,378)	$ (20,078,788)